Goodwill and Other Intangible Assets - Summary of Goodwill Balance Consist (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill	$ 382,749	$ 382,247
Measurement period adjustment—Integron		(366)
Currency translation	(787)	868
Goodwill	$ 381,962	$ 382,749